Travel Suppliers Payable	6 Months Ended
Jun. 30, 2018
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Travel Suppliers Payable

10. Travel Suppliers payable

Travel Supplier payables consist of the following

	As of June 30, 2018	As of December 31, 2017
Hotels and other travel service suppliers (1)	122,489	151,023
Airlines	31,472	23,794

	$153,961	$174,817

(1)	Includes $ 111,038 and $ 137,396 as of June 30, 2018 and December 31, 2017, respectively, for deferred merchant bookings which will be due after the traveler has checked out.